Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment
1
4
. Property, plant and equipment

	Land and buildings Restated $m	Fixtures, fittings and equipment $m	Total $m
Cost

At 1 January 2018	205	449	654

Acquisition of businesses (note 11)	—	26	26

Additions	8	39	47

Fully depreciated assets written off	(11)	(167)	(178)

Disposals	—	(29)	(29)

Exchange and other adjustments	(3)	(4)	(7)

At 31 December 2018	199	314	513

Acquisition of businesses (note 11)	1	1	2

Additions	9	68	77
Transfers to assets classified as held for sale (note 12)	—	(12)	(12)

Fully depreciated assets written off	(2)	(60)	(62)

Disposals	—	(6)	(6)

Exchange and other adjustments	—	2	2

At 31 December 2019	207	307	514

Depreciation and impairment

At 1 January 2018	(78)	(326)	(404)

Provided	(6)	(34)	(40)

System Fund expense	—	(8)	(8)

Fully depreciated assets written off	11	167	178

Disposals	—	25	25

Exchange and other adjustments	1	8	9

At 31 December 2018	(72)	(168)	(240)

Provided	(3)	(35)	(38)

System Fund expense	—	(2)	(2)
Transfers to assets classified as held for sale (note 12)	—	9	9

Fully depreciated assets written off	2	60	62

Disposals	—	4	4

At 31 December 2019	(73)	(132)	(205)

Net book value

At 31 December 2019	134	175	309

At 31 December 2018	127	146	273

At 1 January 2018	127	123	250

The Group’s property, plant and equipment mainly
comprises
buildings and leasehold improvements on 26 open hotels (2018:

23 open hotels),
but also offices and computer hardware, throughout the world.
The table below analyses the net book value of the Group’s property, plant and equipment by operating segment at 31 December 2019:

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m
Land and buildings	120	1	—	13	134

Fixtures, fittings and equipment	43	55	—	77	175

	163	56	—	90	309